Derivative Financial Instruments and Hedging - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ 255,257	¥ 195,287	¥ 119,058
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2015	(1,641)
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	510	269	(69)
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	21	(20)	(47)
Net unrealized gains (losses) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	¥ (2,424)	¥ (915)	¥ (824)